LEASES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Monthly installments	$ 254
lease liability		$ 0	$ 84
Undiscounted future payments		$ 2,207
Term of lease		3 years